UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                   Investment Company Act File No. 811-22442


                    First Trust High Income Long/Short Fund
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         Exact Name of Registrant as Specified in Declaration of Trust


           120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187
 ------------------------------------------------------------------------------
 Address of Principal Executive Offices (Number, Street, City, State, Zip Code)


                                W. Scott Jardine
                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                            Wheaton, Illinois 60187
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 Name and Address (Number, Street, City, State, Zip Code) of Agent for Service


                                 (630) 765-8000
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               Registrant's Telephone Number, including Area Code


                      Date of fiscal year end: October 31
                                               ----------


             Date of reporting period: July 1, 2018 - June 30, 2019
                                       ----------------------------


Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, N.E., Washington D.C. 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1.  Proxy Voting Record

VISTRA ENERGY CORP.

=================================================================================================================
MEETING DATE: 05/20/2019     COUNTRY: USA                  PRIMARY SECURITY ID: 92840M102     MEETING ID: 1330353
RECORD DATE: 04/15/2019      MEETING TYPE: Annual          TICKER: VST
-----------------------------------------------------------------------------------------------------------------
PRIMARY CUSIP: 92840M102     PRIMARY ISIN: US92840M1027    PRIMARY SEDOL: BZ8VJQ8
=================================================================================================================

PROPOSAL                                                 VOTABLE             VOTE
NUMBER    PROPOSAL TEXT                       PROPONENT  PROPOSAL  MGMT REC  INSTRUCTION
----------------------------------------------------------------------------------------
1.1       Elect Director Paul M. Barbas       Mgmt       Yes       For       Withhold

1.2       Elect Director Cyrus Madon          Mgmt       Yes       For       Withhold

1.3       Elect Director Geoffrey D. Strong   Mgmt       Yes       For       Withhold

1.4       Elect Director Bruce E. Zimmerman   Mgmt       Yes       For       For

2         Advisory Vote to Ratify Named       Mgmt       Yes       For       For
          Executive Officers' Compensation

3         Amend Omnibus Stock Plan            Mgmt       Yes       For       For

4         Ratify Deloitte & Touche LLP as     Mgmt       Yes       For       For
          Auditors

                                  SIGNATURES


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)               FIRST TRUST HIGH INCOME LONG/SHORT FUND
                           ---------------------------------------


By (Signature and Title)*  /s/ James M. Dykas
                           -----------------------------------
                           James M. Dykas, President and
                           Chief Executive Officer


Date                       July 10, 2019
                           -------------------------

* Print the name and title of each signing officer under his or her signature.